Related parties - Fixed and variable components of remuneration (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 2,165	€ 1,579		€ 1,231
Cost of pension	18	80		39
Other benefits	143	81		75
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	1,029	2,424		1,153
Share-based payments	69	€ 1,403		€ 299
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	624		£ 5,754,000		£ 537,000
Cost of pension | £			7,400		0
Other benefits | £			26,000		40,000
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	424		786,000		1,866,000
Share-based payments	€ 54		£ 786,000		£ 118,000